Leases - Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease expense	$ 2,804	$ 2,061	$ 573
Short-term lease costs	37	56	7
Variable lease costs	160	145	52
Total operating lease costs	$ 3,001	$ 2,262	$ 632